Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
October 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:       Office of Filings, Information & Consumer Service
Re:       Munder Series Trust II (“Trust”) (File Nos. 333-15205, 811-07897)
Ladies and Gentlemen:
     Pursuant to Rules 472 and 485(b) promulgated under the Securities Act of 1933, as amended, please find for filing on behalf of the Trust, Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
     The Amendment is being filed for the purposes of (i) responding to comments received from the Commission relating to the Trust’s filing of Post-Effective Amendment No. 25; (ii) bringing the Trust’s financial statements up to date under Section 10(a)(3) of the Securities Act of 1933; and (iii) making certain other non-material changes which the Trust deems appropriate.
     If you have any questions relating to this filing, please do not hesitate to contact me at (248) 647-9201 ext. 1140.
Very truly yours,

/s/ Melanie Mayo West
Associate General Counsel, Munder Capital Management
Assistant Secretary, Munder Series Trust
Enclosures